Right-of-Use Assets - Disclosure of Right-of-Use Assets (Details) $ in Thousands	6 Months Ended
Jul. 31, 2019 NZD ($)
Statement Line Items [Line Items]
Balance as at 1 February
Additions to right-of-use-assets	2,553
Depreciation charge for the year	(4,345)
Balance at 31 July 2019	25,683
Land and Buildings [Member]
Statement Line Items [Line Items]
Balance as at 1 February	26,933
Additions to right-of-use-assets	2,481
Depreciation charge for the year	(4,224)
Balance at 31 July 2019	25,190
Plant, Furniture, Fittings and Motor Vehicles [Member]
Statement Line Items [Line Items]
Balance as at 1 February	542
Additions to right-of-use-assets	72
Depreciation charge for the year	(121)
Balance at 31 July 2019	$ 493